Long-term and short-term loans issued (Tables)	3 Months Ended
Mar. 31, 2020
Long-term and short-term loans issued
Schedule of long-term and short-term loans issued

As of March 31, 2020, long-term and short-term loans issued consisted of the following:

	Total as of	Expected	Net as of
	March 31,	credit loss	March 31,
	2020	allowance	2020
Long-term loans
Loans to legal entities	264	—	264
Total long-term loans	264	—	264
Short-term loans
Loans to legal entities	3,659	(41)	3,618
Instalment Card Loans	9,872	(1,340)	8,532
Total short-term loans	13,531	(1,381)	12,150

As of December 31, 2019, long-term and short-term loans consisted of the following:

	Total as of	Expected	Net as of
	December 31,	credit loss	December 31,
	2019	allowance	2019
Long-term loans
Loans to legal entities	265	—	265
Total long-term loans	265	—	265
Short-term loans
Loans to legal entities	3,467	(33)	3,434
Instalment Card Loans	8,795	(810)	7,985
Total short-term loans	12,262	(843)	11,419

Schedule of analysis of changes in loss allowances for loans

An analysis of changes in the ECL allowances due to changes in corresponding gross carrying amounts for the three months ended March 31, 2020, was the following:

	Stage 1	Stage 2
	Collective	Collective	Stage 3	Total
ECL allowance as of January 1, 2020	(229)	(120)	(494)	(843)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(188)	(254)	(96)	(538)
Transfers between stages	131	(17)	(114)	—
ECL allowance as of March 31, 2020	(286)	(391)	(704)	(1,381)

An analysis of changes in the ECL allowances due to changes in corresponding gross carrying amounts for the three months ended March 31, 2019, was the following:

	Stage 1	Stage 2
	Collective	Collective	Stage 3	Total
ECL allowance as of January 1, 2019	(216)	(120)	(517)	(853)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(107)	(20)	6	(121)
Transfers between stages	120	(9)	(111)	—
ECL allowance as of March 31, 2019	(203)	(149)	(622)	(974)